Note 17 - Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Interest rate swap contracts	$ 540,753	$ 0
Interest rate swap contracts, long-term portion	952,666	362,195
Interest rate swap contract	0	203,553
Interest rate swap contracts	952,666	362,195
Fair Value, Recurring [Member]
Interest rate swap contracts	540,753
Interest rate swap contracts, long-term portion	952,666	0
Interest rate swap contract		0
Interest rate swap contracts	952,666	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contracts	0
Interest rate swap contracts, long-term portion	0	362,195
Interest rate swap contract		203,553
Interest rate swap contracts	0	362,195
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contracts	540,753
Interest rate swap contracts, long-term portion	952,666	0
Interest rate swap contract		0
Interest rate swap contracts	952,666	$ 0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contracts	0
Interest rate swap contracts, long-term portion	0
Interest rate swap contracts	$ 0